Employee Benefit Obligations - Weighted Average Duration of Defined Benefit Pension Obligations and Distribution of Timing of Benefit Payments (Details) £ in Millions	12 Months Ended
Dec. 31, 2023 GBP (£)
Disclosure of defined benefit plans [line items]
Weighted average duration of the defined benefit obligation (years)	8 years
within 12 months
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 30.2
in 2025
Disclosure of defined benefit plans [line items]
Expected benefit payments	28.3
in 2026
Disclosure of defined benefit plans [line items]
Expected benefit payments	29.2
in 2027
Disclosure of defined benefit plans [line items]
Expected benefit payments	29.0
in 2028
Disclosure of defined benefit plans [line items]
Expected benefit payments	27.6
in the next five years
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 144.4
North America
Disclosure of defined benefit plans [line items]
Weighted average duration of the defined benefit obligation (years)	7 years 4 months 24 days
North America | within 12 months
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 18.5
North America | in 2025
Disclosure of defined benefit plans [line items]
Expected benefit payments	18.1
North America | in 2026
Disclosure of defined benefit plans [line items]
Expected benefit payments	17.8
North America | in 2027
Disclosure of defined benefit plans [line items]
Expected benefit payments	18.7
North America | in 2028
Disclosure of defined benefit plans [line items]
Expected benefit payments	15.7
North America | in the next five years
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 83.7
United Kingdom
Disclosure of defined benefit plans [line items]
Weighted average duration of the defined benefit obligation (years)	6 years 3 months 18 days
United Kingdom | within 12 months
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 0.7
United Kingdom | in 2025
Disclosure of defined benefit plans [line items]
Expected benefit payments	0.6
United Kingdom | in 2026
Disclosure of defined benefit plans [line items]
Expected benefit payments	0.6
United Kingdom | in 2027
Disclosure of defined benefit plans [line items]
Expected benefit payments	0.5
United Kingdom | in 2028
Disclosure of defined benefit plans [line items]
Expected benefit payments	0.5
United Kingdom | in the next five years
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 1.6
Western Continental Europe
Disclosure of defined benefit plans [line items]
Weighted average duration of the defined benefit obligation (years)	10 years 2 months 12 days
Western Continental Europe | within 12 months
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 6.0
Western Continental Europe | in 2025
Disclosure of defined benefit plans [line items]
Expected benefit payments	6.0
Western Continental Europe | in 2026
Disclosure of defined benefit plans [line items]
Expected benefit payments	6.2
Western Continental Europe | in 2027
Disclosure of defined benefit plans [line items]
Expected benefit payments	6.2
Western Continental Europe | in 2028
Disclosure of defined benefit plans [line items]
Expected benefit payments	7.0
Western Continental Europe | in the next five years
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 33.2
Other
Disclosure of defined benefit plans [line items]
Weighted average duration of the defined benefit obligation (years)	5 years 10 months 24 days
Other | within 12 months
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 5.0
Other | in 2025
Disclosure of defined benefit plans [line items]
Expected benefit payments	3.6
Other | in 2026
Disclosure of defined benefit plans [line items]
Expected benefit payments	4.6
Other | in 2027
Disclosure of defined benefit plans [line items]
Expected benefit payments	3.6
Other | in 2028
Disclosure of defined benefit plans [line items]
Expected benefit payments	4.4
Other | in the next five years
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 25.9